Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 73.3%	Shares		Value
Automobiles & Components - 1.4%
Aptiv PLC (a)	24		$1,637
BorgWarner, Inc.	16		536
Ford Motor Co.	312		3,385
General Motors Co.	112		5,511
Tesla, Inc. (a)	212		67,344
			78,413

Banks - 3.0%
Bank of America Corp.	625		29,575
Citigroup, Inc.	158		13,449
Citizens Financial Group, Inc.	40		1,790
Fifth Third Bancorp	56		2,303
Huntington Bancshares, Inc.	112		1,877
JPMorgan Chase & Co.	255		73,927
KeyCorp	72		1,254
M&T Bank Corp.	16		3,104
PNC Financial Services Group, Inc.	35		6,525
Regions Financial Corp.	72		1,693
Truist Financial Corp.	113		4,858
US Bancorp	130		5,883
Wells Fargo & Co.	327		26,199
			172,437

Capital Goods - 4.5%
3M Co.	43		6,546
A.O. Smith Corp.	8		525
Allegion PLC	8		1,153
AMETEK, Inc.	16		2,895
Axon Enterprise, Inc. (a)	8		6,624
Boeing Co. (a)	50		10,476
Builders FirstSource, Inc. (a)	8		933
Carrier Global Corp.	64		4,684
Caterpillar, Inc.	44		17,081
Cummins, Inc.	8		2,620
Deere & Co.	24		12,204
Dover Corp.	8		1,466
Eaton Corp. PLC	31		11,067
Emerson Electric Co.	48		6,400
Fastenal Co.	96		4,032
Fortive Corp.	24		1,251
GE Vernova, Inc.	17		8,996
Generac Holdings, Inc. (a)	8		1,146
General Dynamics Corp.	17		4,958
General Electric Co.	98		25,224
Honeywell International, Inc.	57		13,274
Howmet Aerospace, Inc.	32		5,956
Hubbell, Inc.	8		3,267
IDEX Corp.	8		1,405
Illinois Tool Works, Inc.	24		5,934
Ingersoll Rand, Inc.	32		2,662
Johnson Controls International PLC	60		6,337
L3Harris Technologies, Inc.	16		4,013
Lockheed Martin Corp.	17		7,873
Masco Corp.	16		1,030
Nordson Corp.	8		1,715
Northrop Grumman Corp.	9		4,500
Otis Worldwide Corp.	32		3,169
PACCAR, Inc.	40		3,802
Parker-Hannifin Corp.	8		5,588
Pentair PLC	16		1,643
Quanta Services, Inc.	8		3,025
Rockwell Automation, Inc.	8		2,657
RTX Corp.	124		18,106
Snap-on, Inc.	8		2,489
Stanley Black & Decker, Inc.	16		1,084
Textron, Inc.	16		1,285
Trane Technologies PLC	16		6,999
TransDigm Group, Inc.	8		12,165
United Rentals, Inc.	8		6,027
Westinghouse Air Brake Technologies Corp.	16		3,350
Xylem, Inc.	16		2,070
			261,706

Commercial & Professional Services - 0.8%
Amentum Holdings, Inc. (a)	0	(b)	12
Automatic Data Processing, Inc.	32		9,869
Broadridge Financial Solutions, Inc.	8		1,944
Cintas Corp.	32		7,132
Copart, Inc. (a)	72		3,533
Dayforce, Inc. (a)	16		886
Equifax, Inc.	8		2,075
Jacobs Solutions, Inc.	8		1,052
Leidos Holdings, Inc.	8		1,262
Paychex, Inc.	24		3,491
Republic Services, Inc.	16		3,946
Rollins, Inc.	24		1,354
Veralto Corp.	16		1,615
Verisk Analytics, Inc.	8		2,492
Waste Management, Inc.	32		7,322
			47,985

Consumer Discretionary Distribution & Retail - 4.4%
Amazon.com, Inc. (a)	800		175,512
Best Buy Co., Inc.	16		1,074
CarMax, Inc. (a)	16		1,075
eBay, Inc.	40		2,978
Genuine Parts Co.	8		970
Home Depot, Inc.	89		32,631
LKQ Corp.	24		888
Lowe's Cos., Inc.	50		11,094
O'Reilly Automotive, Inc. (a)	120		10,816
Ross Stores, Inc.	24		3,062
TJX Cos., Inc.	87		10,744
Tractor Supply Co.	40		2,111
			252,955

Consumer Durables & Apparel - 0.4%
DR Horton, Inc.	24		3,094
Garmin Ltd.	16		3,339
Hasbro, Inc.	8		591
Lennar Corp. - Class A	16		1,770
Lululemon Athletica, Inc. (a)	8		1,901
Mohawk Industries, Inc. (a)	8		839
NIKE, Inc. - Class B	103		7,317
PulteGroup, Inc.	16		1,687
Tapestry, Inc.	16		1,405
			21,943

Consumer Services - 1.0%
Airbnb, Inc. - Class A (a)	32		4,235
Caesars Entertainment, Inc. (a)	16		454
Carnival Corp. (a)	80		2,250
Darden Restaurants, Inc.	8		1,744
Expedia Group, Inc.	8		1,350
Hilton Worldwide Holdings, Inc.	24		6,392
Las Vegas Sands Corp.	32		1,392
Marriott International, Inc. - Class A	16		4,371
McDonald's Corp.	64		18,699
MGM Resorts International (a)	24		826
Norwegian Cruise Line Holdings Ltd. (a)	32		649
Royal Caribbean Cruises Ltd.	16		5,010
Starbucks Corp.	91		8,338
Wynn Resorts Ltd.	8		749
Yum! Brands, Inc.	24		3,556
			60,015

Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	36		35,638
Dollar General Corp.	16		1,830
Dollar Tree, Inc. (a)	16		1,585
Kroger Co.	56		4,017
Sysco Corp.	40		3,029
Target Corp.	40		3,946
Walgreens Boots Alliance, Inc.	56		643
Walmart, Inc.	371		36,276
			86,964

Energy - 2.3%
APA Corp.	24		439
Baker Hughes Co.	80		3,067
Chevron Corp.	156		22,338
ConocoPhillips	110		9,871
Coterra Energy, Inc.	56		1,421
Devon Energy Corp.	48		1,527
Diamondback Energy, Inc.	16		2,198
EOG Resources, Inc.	52		6,220
EQT Corp.	32		1,866
Exxon Mobil Corp.	409		44,090
Halliburton Co.	72		1,467
Hess Corp.	24		3,325
Kinder Morgan, Inc.	165		4,851
Marathon Petroleum Corp.	32		5,316
Occidental Petroleum Corp.	56		2,353
ONEOK, Inc.	48		3,918
Phillips 66	32		3,818
Schlumberger NV	112		3,786
Targa Resources Corp.	16		2,785
Valero Energy Corp.	24		3,226
Williams Cos., Inc.	96		6,030
			133,912

Financial Services - 5.9%
American Express Co.	52		16,587
Ameriprise Financial, Inc.	8		4,270
Bank of New York Mellon Corp.	64		5,831
Berkshire Hathaway, Inc. - Class B (a)	143		69,465
Blackrock, Inc.	9		9,443
Blackstone, Inc.	57		8,526
Capital One Financial Corp.	52		11,063
Cboe Global Markets, Inc.	8		1,866
Charles Schwab Corp.	126		11,496
CME Group, Inc.	34		9,371
Corpay, Inc. (a)	8		2,655
Fidelity National Information Services, Inc.	48		3,908
Fiserv, Inc. (a)	46		7,931
Franklin Resources, Inc.	24		572
Global Payments, Inc.	24		1,921
Goldman Sachs Group, Inc.	26		18,401
Intercontinental Exchange, Inc.	46		8,440
Invesco Ltd.	32		505
Jack Henry & Associates, Inc.	8		1,441
Mastercard, Inc. - Class A	69		38,774
Moody's Corp.	16		8,025
Morgan Stanley	109		15,354
MSCI, Inc.	8		4,614
Nasdaq, Inc.	24		2,146
Northern Trust Corp.	16		2,029
PayPal Holdings, Inc. (a)	88		6,540
Raymond James Financial, Inc.	16		2,454
S&P Global, Inc.	26		13,709
State Street Corp.	24		2,552
Synchrony Financial	32		2,136
T Rowe Price Group, Inc.	16		1,544
Visa, Inc. - Class A	138		48,997
			342,566

Food, Beverage & Tobacco - 1.9%
Altria Group, Inc.	130		7,622
Archer-Daniels-Midland Co.	40		2,111
Brown-Forman Corp. - Class B	16		431
Bunge Global SA	8		642
Coca-Cola Co.	354		25,045
Conagra Brands, Inc.	40		819
Constellation Brands, Inc. - Class A	16		2,603
General Mills, Inc.	48		2,487
Hershey Co.	8		1,328
Hormel Foods Corp.	24		726
J M Smucker Co.	8		786
Kellanova	24		1,909
Keurig Dr Pepper, Inc.	80		2,645
Kraft Heinz Co.	64		1,652
Lamb Weston Holdings, Inc.	8		415
McCormick & Co., Inc.	16		1,213
Molson Coors Beverage Co. - Class B	16		769
Mondelez International, Inc. - Class A	113		7,621
Monster Beverage Corp. (a)	56		3,508
PepsiCo, Inc.	129		17,033
Philip Morris International, Inc.	134		24,405
The Campbell's Co.	16		490
Tyson Foods, Inc. - Class A	24		1,343
			107,603

Health Care Equipment & Services - 3.1%
Abbott Laboratories	157		21,354
Align Technology, Inc. (a)	8		1,515
Baxter International, Inc.	40		1,211
Becton Dickinson & Co.	24		4,134
Boston Scientific Corp. (a)	107		11,493
Cardinal Health, Inc.	16		2,688
Cencora, Inc.	16		4,798
Centene Corp. (a)	40		2,171
Cigna Group	24		7,934
CVS Health Corp.	113		7,795
DaVita, Inc. (a)	8		1,140
Dexcom, Inc. (a)	32		2,793
Edwards Lifesciences Corp. (a)	48		3,754
Elevance Health, Inc.	17		6,612
GE HealthCare Technologies, Inc.	32		2,370
HCA Healthcare, Inc.	16		6,130
Henry Schein, Inc. (a)	8		584
Hologic, Inc. (a)	16		1,043
Humana, Inc.	8		1,956
IDEXX Laboratories, Inc. (a)	8		4,291
Insulet Corp. (a)	8		2,513
Intuitive Surgical, Inc. (a)	25		13,585
Labcorp Holdings, Inc.	8		2,100
McKesson Corp.	9		6,595
Medtronic PLC	108		9,414
Molina Healthcare, Inc. (a)	8		2,383
Quest Diagnostics, Inc.	8		1,437
ResMed, Inc.	8		2,064
Solventum Corp. (a)	8		607
STERIS PLC	8		1,922
Stryker Corp.	24		9,495
UnitedHealth Group, Inc.	83		25,893
Universal Health Services, Inc. - Class B	8		1,449
Zimmer Biomet Holdings, Inc.	16		1,459
			176,682

Household & Personal Products - 0.9%
Church & Dwight Co., Inc.	16		1,538
Clorox Co.	8		961
Colgate-Palmolive Co.	64		5,818
Estee Lauder Cos., Inc. - Class A	16		1,293
Kenvue, Inc.	136		2,846
Kimberly-Clark Corp.	24		3,094
Procter & Gamble Co.	214		34,094
			49,644

Insurance - 1.5%
Aflac, Inc.	40		4,218
Allstate Corp.	25		5,033
American International Group, Inc.	56		4,793
Aon PLC - Class A	16		5,708
Arch Capital Group Ltd.	32		2,914
Arthur J Gallagher & Co.	16		5,122
Assurant, Inc.	8		1,580
Brown & Brown, Inc.	16		1,774
Chubb Ltd.	34		9,850
Cincinnati Financial Corp.	16		2,383
Globe Life, Inc.	8		994
Hartford Insurance Group, Inc.	24		3,045
Loews Corp.	16		1,467
Marsh & McLennan Cos., Inc.	39		8,527
MetLife, Inc.	48		3,860
Principal Financial Group, Inc.	16		1,271
Progressive Corp.	46		12,276
Prudential Financial, Inc.	32		3,438
Travelers Cos., Inc.	17		4,548
W R Berkley Corp.	24		1,763
Willis Towers Watson PLC	8		2,452
			87,016

Materials - 1.5%
Air Products and Chemicals, Inc.	17		4,795
Albemarle Corp.	8		501
Amcor PLC	112		1,029
Avery Dennison Corp.	8		1,404
Ball Corp.	24		1,346
Celanese Corp.	8		443
CF Industries Holdings, Inc.	16		1,472
Corteva, Inc.	56		4,174
Dow, Inc.	56		1,483
DuPont de Nemours, Inc.	32		2,195
Eastman Chemical Co.	8		597
Ecolab, Inc.	24		6,466
FMC Corp.	8		334
Freeport-McMoRan, Inc.	122		5,289
International Flavors & Fragrances, Inc.	24		1,765
International Paper Co.	24		1,124
Linde PLC	47		22,051
LyondellBasell Industries NV - Class A	24		1,389
Martin Marietta Materials, Inc.	8		4,392
Mosaic Co.	24		875
Newmont Corp.	95		5,535
Nucor Corp.	16		2,073
Packaging Corp. of America	8		1,508
PPG Industries, Inc.	16		1,820
Sherwin-Williams Co.	16		5,494
Smurfit WestRock PLC	24		1,036
Steel Dynamics, Inc.	16		2,048
Vulcan Materials Co.	8		2,086
			84,724

Media & Entertainment - 6.8%
Alphabet, Inc. - Class A	491		86,529
Alphabet, Inc. - Class C	414		73,439
Charter Communications, Inc. - Class A (a)	8		3,270
Comcast Corp. - Class A	330		11,778
Electronic Arts, Inc.	16		2,555
Fox Corp. - Class A	16		897
Fox Corp. - Class B	8		413
Interpublic Group of Cos., Inc.	32		783
Live Nation Entertainment, Inc. (a)	8		1,210
Match Group, Inc.	24		741
Meta Platforms, Inc. - Class A	184		135,809
Netflix, Inc. (a)	36		48,209
News Corp. - Class A	32		951
News Corp. - Class B	8		274
Omnicom Group, Inc.	16		1,151
Paramount Global - Class B	40		516
Take-Two Interactive Software, Inc. (a)	16		3,886
Walt Disney Co.	165		20,462
Warner Bros Discovery, Inc. (a)	176		2,017
			394,890

Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
AbbVie, Inc.	153		28,400
Agilent Technologies, Inc.	24		2,832
Amgen, Inc.	39		10,889
Biogen, Inc. (a)	8		1,005
Bio-Techne Corp.	16		823
Bristol-Myers Squibb Co.	166		7,684
Charles River Laboratories International, Inc. (a)	8		1,214
Danaher Corp.	50		9,877
Eli Lilly & Co.	62		48,331
Gilead Sciences, Inc.	101		11,198
GRAIL, Inc. (a)	1		51
Incyte Corp. (a)	16		1,090
IQVIA Holdings, Inc. (a)	16		2,521
Johnson & Johnson	222		33,911
Merck & Co., Inc.	232		18,365
Moderna, Inc. (a)	24		662
Pfizer, Inc.	465		11,272
Regeneron Pharmaceuticals, Inc.	8		4,200
Revvity, Inc.	8		774
Thermo Fisher Scientific, Inc.	35		14,191
Vertex Pharmaceuticals, Inc. (a)	23		10,240
Viatris, Inc.	96		857
Waters Corp. (a)	8		2,792
West Pharmaceutical Services, Inc.	8		1,750
Zoetis, Inc.	43		6,706
			231,635

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	24		3,363
CoStar Group, Inc. (a)	32		2,573
			5,936

Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	148		21,001
Analog Devices, Inc.	41		9,759
Applied Materials, Inc.	64		11,717
Broadcom, Inc.	353		97,304
Enphase Energy, Inc. (a)	8		317
First Solar, Inc. (a)	8		1,324
Intel Corp.	364		8,154
KLA Corp.	8		7,166
Lam Research Corp.	89		8,663
Microchip Technology, Inc.	40		2,815
Micron Technology, Inc.	91		11,216
NVIDIA Corp.	2,153		340,153
NXP Semiconductors NV	24		5,244
ON Semiconductor Corp. (a)	32		1,677
QUALCOMM, Inc.	101		16,085
Skyworks Solutions, Inc.	16		1,192
Teradyne, Inc.	16		1,439
Texas Instruments, Inc.	83		17,232
			562,458

Software & Services - 9.1%
Accenture PLC - Class A	57		17,037
Adobe, Inc. (a)	37		14,315
Akamai Technologies, Inc. (a)	8		638
ANSYS, Inc. (a)	8		2,810
Autodesk, Inc. (a)	16		4,953
Cadence Design Systems, Inc. (a)	24		7,396
Cognizant Technology Solutions Corp. - Class A	40		3,121
EPAM Systems, Inc. (a)	8		1,414
Fortinet, Inc. (a)	48		5,074
Gartner, Inc. (a)	8		3,234
Gen Digital, Inc.	48		1,411
International Business Machines Corp.	77		22,698
Intuit, Inc.	25		19,691
Microsoft Corp.	649		322,819
Oracle Corp.	138		30,171
Palantir Technologies, Inc. - Class A (a)	22		2,999
Palo Alto Networks, Inc. (a)	46		9,413
PTC, Inc. (a)	8		1,379
Roper Technologies, Inc.	8		4,535
Salesforce, Inc.	85		23,179
ServiceNow, Inc. (a)	16		16,449
Synopsys, Inc. (a)	16		8,203
VeriSign, Inc.	8		2,310
			525,249

Technology Hardware & Equipment - 6.0%
Amphenol Corp. - Class A	96		9,480
Apple, Inc.	1,290		264,669
Arista Networks, Inc. (a)	64		6,548
CDW Corp.	8		1,429
Cisco Systems, Inc.	369		25,601
Corning, Inc.	64		3,366
F5, Inc. (a)	8		2,354
Hewlett Packard Enterprise Co.	104		2,127
HP, Inc.	72		1,761
Jabil, Inc.	8		1,745
Juniper Networks, Inc.	24		958
Keysight Technologies, Inc. (a)	16		2,622
Motorola Solutions, Inc.	16		6,727
NetApp, Inc.	16		1,705
Ralliant Corp. (a)	8		388
Sandisk Corp. (a)	8		363
Seagate Technology Holdings PLC	16		2,309
TE Connectivity PLC	24		4,048
Trimble, Inc. (a)	16		1,216
Western Digital Corp.	24		1,536
Zebra Technologies Corp. - Class A (a)	8		2,467
			343,419

Telecommunication Services - 0.8%
AT&T, Inc.	657		19,014
T-Mobile US, Inc.	39		9,292
Verizon Communications, Inc.	387		16,745
			45,051

Transportation - 1.0%
CH Robinson Worldwide, Inc.	8		768
CSX Corp.	160		5,221
Delta Air Lines, Inc.	48		2,361
Expeditors International of Washington, Inc.	8		914
FedEx Corp.	16		3,637
JB Hunt Transport Services, Inc.	8		1,149
Norfolk Southern Corp.	17		4,351
Old Dominion Freight Line, Inc.	16		2,597
Southwest Airlines Co.	48		1,557
Uber Technologies, Inc. (a)	153		14,275
Union Pacific Corp.	50		11,504
United Airlines Holdings, Inc. (a)	24		1,911
United Parcel Service, Inc. - Class B	60		6,056
			56,301

Utilities - 1.6%
AES Corp.	56		589
Alliant Energy Corp.	24		1,451
Ameren Corp.	24		2,305
American Electric Power Co., Inc.	43		4,462
American Water Works Co., Inc.	16		2,226
Atmos Energy Corp.	8		1,233
CenterPoint Energy, Inc.	48		1,763
CMS Energy Corp.	24		1,663
Consolidated Edison, Inc.	24		2,408
Constellation Energy Corp.	24		7,746
Dominion Energy, Inc.	64		3,617
DTE Energy Co.	16		2,119
Duke Energy Corp.	70		8,260
Edison International	32		1,651
Entergy Corp.	32		2,660
Evergy, Inc.	16		1,103
Eversource Energy	24		1,527
Exelon Corp.	80		3,474
FirstEnergy Corp.	40		1,610
NextEra Energy, Inc.	153		10,621
NiSource, Inc.	32		1,291
NRG Energy, Inc.	16		2,569
PG&E Corp.	168		2,342
Pinnacle West Capital Corp.	8		716
PPL Corp.	56		1,898
Public Service Enterprise Group, Inc.	40		3,367
Sempra	48		3,637
Southern Co.	91		8,357
WEC Energy Group, Inc.	24		2,501
Xcel Energy, Inc.	40		2,724
			91,890
TOTAL COMMON STOCKS (Cost $3,728,977)			4,221,394

REAL ESTATE INVESTMENT TRUSTS - 1.3%	Shares		Value
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	16		1,162
American Tower Corp.	41		9,062
AvalonBay Communities, Inc.	8		1,628
BXP, Inc.	8		540
Camden Property Trust	8		901
Crown Castle, Inc.	32		3,287
Digital Realty Trust, Inc.	24		4,184
Equinix, Inc.	8		6,364
Equity Residential	24		1,620
Essex Property Trust, Inc.	8		2,267
Extra Space Storage, Inc.	16		2,359
Federal Realty Investment Trust	8		760
Healthpeak Properties, Inc.	40		700
Host Hotels & Resorts, Inc.	56		860
Invitation Homes, Inc.	48		1,574
Iron Mountain, Inc.	24		2,462
Kimco Realty Corp.	48		1,009
Mid-America Apartment Communities, Inc.	8		1,184
Millrose Properties, Inc.	6		171
Prologis, Inc.	75		7,884
Public Storage	16		4,695
Realty Income Corp.	56		3,226
Regency Centers Corp.	16		1,140
SBA Communications Corp.	8		1,879
Simon Property Group, Inc.	24		3,858
UDR, Inc.	24		980
Ventas, Inc.	32		2,021
VICI Properties, Inc.	80		2,608
Welltower, Inc.	40		6,149
Weyerhaeuser Co.	56		1,439
			77,973
TOTAL REAL ESTATE INVESTMENT TRUSTS - (Cost $76,722)			77,973

TOTAL INVESTMENTS - 74.6% (Cost $3,805,699)			4,299,367
Money Market Deposit Account - 0.6% (c)			35,522
Other Assets in Excess of Liabilities - 24.8%			1,426,536
TOTAL NET ASSETS - 100.0%			$5,761,425
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rounds to zero.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.11%.

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Bitcoin	54	07/25/2025	$584,469	$(1,346)
Bitcoin	20	08/29/2025	218,060	8,590
CME Bitcoin Reference Rate (BRR)	1	08/29/2025	545,150	21,667
Net Unrealized Appreciation (Depreciation)				$28,911

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	4,221,394	–	–	4,221,394
Real Estate Investment Trusts - Common	77,973	–	–	77,973
Total Investments	4,299,367	–	–	4,299,367

Other Financial Instruments:
Futures Contracts*	30,257	–	–	30,257
Total Other Financial Instruments	30,257	–	–	30,257

Liabilities:
Other Financial Instruments:
Futures Contracts*	(1,346)	–	–	(1,346)
Total Other Financial Instruments	(1,346)	–	–	(1,346)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.